Warrants (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2025
Warrants [Line Items]
Warrants outstanding	0			0
Warrants exercised	0
Warrants repurchased				0
Volatility		129.00%	117.00%
Risk-free interest rate		0.27%	2.04%
Expected term		5 years	5 years
Exercise price (in Dollars per share)		$ 2	$ 0.49
Dividend yield		0.00%	0.00%
Common Stock [Member]
Warrants [Line Items]
Description of reverse stock split	The warrants entitle the holder to purchase 157,934 ordinary shares (0 shares retrospectively adjusted for effect of the Company’s common reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026) at an exercise price equal to $2 per share ($250,000,000 per share retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026) and 386,585 ordinary shares (0 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026) of the Company’s common stock at an exercise price equal to $0.49 per share ($61,250,000 per share retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026), respectively, at any time within a term of five year after issuance.